INVESTMENTS, Government Bonds (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Government treasury bonds [Abstract]
Balance of instruments		S/ 39,450,078	S/ 36,235,634
Government Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments	[1]	12,246,655	10,364,876
Peruvian Government Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments		10,387,634	8,260,261
United States of America Government Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments		1,279,202	1,740,125
Colombian Government Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments		341,299	204,525
Panama Government Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments		108,069	1,039
Chilean Government Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments		79,282	78,034
Qatar Government Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments		11,653	12,109
Bolivian Government Bonds [Member]
Government treasury bonds [Abstract]
Balance of instruments		1,834	41,436
Others [Member]
Government treasury bonds [Abstract]
Balance of instruments		S/ 37,682	S/ 27,347

[1]	As of December 31, 2024 and December 31, 2023, the balance includes the following Government Bonds: